Annual Fund Operating Expenses	Dec. 31, 2025
Grayscale Artificial Intelligence Infrastructure ETF | Grayscale Artificial Intelligence Infrastructure ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%
Grayscale Bitcoin Adopters ETF | Grayscale Bitcoin Adopters ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Grayscale Bitcoin Miners ETF | Grayscale Bitcoin Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Grayscale Ethereum Premium Income ETF | Grayscale Ethereum Premium Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.01%	[2],[3]
Expenses (as a percentage of Assets)	0.66%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds which invest exclusively in money market instruments. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.